Inventories (Tables)	12 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventories
	As of March 31,	As of March 31,
	2022	2021
Raw materials	$786,082	$1,422,941
Work in process	-	34,717
Finished goods	603,479	327,721
Total	$1,389,561	$1,785,379